SUMMARY OF STOCK OPTION (Details) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 26, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Options, Outstanding, Beginning Balance		630,000
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.70
Options, Granted	630,000		630,000
Weighted Average Exercise Price, Granted			$ 0.70
Options, Exercised
Weighted Average Exercise Price, exercised	$ 0.70
Options, Forfeited
Weighted Average Exercise Price, Forfeited
Options, Expired
Weighted Average Exercise Price, Expired
Options, Outstanding, Ending Balance		630,000	630,000
Weighted Average Exercise Price, Outstanding, Ending Balance		$ 0.70	$ 0.70
Options, Intrinsic Value
Options, Weighted Average Remaining Contractual Life	10 years	9 years 6 months 25 days	9 years 9 months 25 days